Commitments and Contingencies (Details) (USD $)	9 Months Ended
Mar. 31, 2014 item
Commitments and Contingencies
Number of VLGC vessels acquired	19
Commitments under newbuilding contracts
2015	$ 327,577,240
2016	829,551,691
Total	$ 1,157,128,931